Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other payables
Schedule of trade and other payables

	June 30, 2024	December 31, 2023
Trade payables	14,139	21,709
Accrued salaries, bonuses, vacation pay and related taxes	6,232	3,599
Provision for indirect taxes	2,230	2,242
Accrued professional services	1,146	1,407
VAT payable	184	283
Indirect taxes payables	743	163
Other payables and advances received	975	900
Total	25,649	30,303